CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	¥ 807,019	$ 115,402	¥ 922,201	¥ 1,018,139
Cost of revenues	259,409	37,095	282,048	296,868
Research and development expenses	208,443	29,807	247,757	257,546
Sales and marketing expenses	180,969	25,878	221,230	199,504
General and administrative expenses	¥ 91,442	$ 13,076	¥ 99,254	¥ 104,334
Number of shares per Ads	5	5	5	5
Related Party
Revenues	¥ 932	$ 133	¥ 996	¥ 1,388
Cost of revenues	913	131	2,735	5,277
Research and development expenses	10,908	1,560	13,718	16,264
Sales and marketing expenses	5,089	728	6,021	5,370
General and administrative expenses	¥ 2,599	$ 372	¥ 2,833	¥ 3,534